UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Wealthfront Treasury Money Market Fund
WLTXX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Wealthfront Treasury Money Market Fund (“Fund”) for the period of December 1, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at www.wealthfront.com/money-market-fund/wltxx. You can also request this information by contacting us at (844) 995-8437.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment
Wealthfront Treasury Money Market Fund (WLTXX)	$6	0.15%[2]
[1]	The Fund commenced operations on December 1, 2025. If the Fund had been operational for the entire semi-annual period, expenses would have been higher.
[2]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$134,341,794
Total number of portfolio holdings	14
Weighted average maturity	29 days
Weighted average life	29 days
Seven-day yield	3.44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
U.S. Treasury Debt	99.99%
Money Market Mutual Funds	0.03%
Liabilities in Excess of Other Assets	(0.02)%
Effective Maturity-Days
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.wealthfront.com/money-market-fund/wltxx. You can also request this information by contacting us at (844) 995-8437.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (844) 995-8437 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Wealthfront Treasury Money Market Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Wealthfront Treasury Money Market Fund

WLTXX

Semi-Annual Financials and Other Information

April 30, 2026

Wealthfront Treasury Money Market Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6
Supplementary Information	11

This report and the financial statements contained herein are provided for the general information of the shareholders of the Wealthfront Treasury Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.wealthfront.com

Wealthfront Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Principal Amount		Value
	U.S. TREASURY DEBT — 99.99%
	United States Treasury Bill
$5,050,000	3.623%[1], 5/7/2026	$5,046,947
10,250,000	3.631%[1], 5/12/2026	10,238,646
10,000,000	3.609%[1], 5/14/2026	9,986,895
13,800,000	3.234%[1], 5/19/2026	13,775,041
10,000,000	3.605%[1], 5/21/2026	9,979,885
7,550,000	3.614%[1], 5/26/2026	7,531,040
16,600,000	3.631%[1], 5/28/2026	16,554,884
17,200,000	3.618%[1], 6/2/2026	17,144,845
10,900,000	3.619%[1], 6/4/2026	10,862,851
10,600,000	3.617%[1], 6/9/2026	10,558,512
1,900,000	3.581%[1], 6/11/2026	1,892,222
16,700,000	3.605%[1], 6/16/2026	16,623,185
4,150,000	3.607%[1], 6/23/2026	4,127,992
	TOTAL U.S. TREASURY DEBT
	(Cost $134,322,945)	134,322,945

Number of Shares
	MONEY MARKET MUTUAL FUNDS — 0.03%
42,422	JPMorgan U.S. Government Money Market Fund - Premier Class 3.255%[2]	$42,422
	TOTAL MONEY MARKET MUTUAL FUNDS
	(Cost $42,422)	42,422

	TOTAL INVESTMENTS — 100.02%
	(Cost $134,365,367)	134,365,367
	Liabilities in Excess of Other Assets — (0.02)%	(23,573)
	TOTAL NET ASSETS — 100.00%	$134,341,794

[1]	The rate represents the annualized discount yield at the date of purchase.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Wealthfront Treasury Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $134,365,367)	$134,365,367
Receivables:
Dividends and interest	175
Total assets	134,365,542

Liabilities:
Payables:
Advisory fees	23,748
Total liabilities	23,748

Net Assets	$134,341,794

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$134,341,794
Net Assets	$134,341,794
Net asset value per share applicable to 134,341,794 shares outstanding	$1.00

See accompanying Notes to Financial Statements.

Wealthfront Treasury Money Market Fund

STATEMENT OF OPERATIONS

For the period December 1, 2025 (Commencement of Operations) through April 30, 2026 (Unaudited)

Investment Income:
Interest	$1,086,773
Total investment income	1,086,773

Expenses:
Advisory fees	73,756
Total expenses	73,756
Advisory fees voluntarily waived (Note 3)	(30,834)
Net expenses	42,922
Net investment income (loss)	1,043,851
Net realized gain (loss) on investments	68
Net Increase (Decrease) in Net Assets resulting from Operations	$1,043,919

See accompanying Notes to Financial Statements.

Wealthfront Treasury Money Market Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period December 1, 2025 (Commencement of Operations) through April 30, 2026 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,043,851
Total realized gain (loss) on investments	68
Net increase (decrease) in net assets from operations	1,043,919

Distributions to Shareholders:
Total distributions to shareholders	(1,043,919)

Capital Transactions:
Net proceeds from shares sold	183,397,707
Reinvestment of distributions	1,043,919
Cost of shares redeemed	(50,099,832)
Net increase (decrease) in net assets from capital transactions	134,341,794

Total increase (decrease) in net assets	134,341,794

Net Assets:
Beginning of period	-
End of period	$134,341,794

Capital Share Transactions:
Shares sold	183,397,707
Shares reinvested	1,043,919
Shares redeemed	(50,099,832)
Net increase (decrease) from capital share transactions	134,341,794

See accompanying Notes to Financial Statements.

Wealthfront Treasury Money Market Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period December 1, 2025 (Commencement of Operations) through April 30, 2026 (Unaudited)
Net asset value, beginning of period	$1.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01
Net realized gain (loss)[2]	0.00
Total from investment operations	0.01

Less Distributions:
From net investment income	(0.01)
From net realized gain[2]	(0.00)
Total distributions	(0.01)
Net asset value, end of period	$1.00

Total return[3]	1.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$134,342

Ratio of expenses to average net assets:
Before fees waived/recovered[4]	0.25%
After fees waived/recovered[4]	0.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered[4]	3.37%
After fees waived/recovered[4]	3.47%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Wealthfront Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Unaudited)

Note 1 - Organization

Wealthfront Treasury Money Market Fund (the “Fund”) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide competitive yield with low risk and high liquidity by investing primarily in U.S. Treasury issued securities. The Fund’s inception date was November 28, 2025, but the Fund commenced investment operations on December 1, 2025.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision maker (“CODM”) with respect to the Fund’s investment decisions.

Note 2 - Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values its portfolio instruments with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the Fund’s investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 net asset value per share (the “NAV”) even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder’s interest.

(b) Repurchase Agreements

The Fund may invest in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. Under all repurchase agreements entered into by the Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor.

Wealthfront Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

(c) Income and Capital Gains

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders. The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

Distributions from net investment income, if any, are generally declared daily and paid monthly. Net realized capital gains, if any, are distributed annually.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 - Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Wealthfront Strategies LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual unitary management fee rate of 0.25% of the Fund’s average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for the services it provides to the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Advisor is not responsible for advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing and settling orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary expenses. For the period from commencement of operations to March 1, 2026, the Advisor voluntarily waived all of its fees totaling $30,834. The Advisor will not seek recoupment of any fees it waives pursuant to this voluntary reduction.

Wealthfront Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Federal Income Taxes

On April 30, 2026, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, was as follows:

Cost of investments	$134,365,367

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation/depreciation on investments	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 6 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Wealthfront Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
U.S. Treasury Debt*	$-	$134,322,945	$-	$134,322,945
Money Market Mutual Funds	42,422	-	-	42,422
Total	$42,422	$134,322,945	$-	$134,365,367

*	All sub-categories within U.S. Treasury Debt represent Level 2 investments. See Schedule of Investments for industry categories.
**	The Fund did not hold any Level 3 securities at period end.

Note 7 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Wealthfront Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

Note 8 – New Accounting Pronouncements

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

Note 9 – Events Subsequent to the Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Wealthfront Treasury Money Market Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Meeting Results

Shareholders were asked to participate in a special meeting of shareholders on September 12, 2025 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal: To elect the following as Trustees of the Trust:

	Voted For		Total Shares Outstanding	Voted Withheld		Total Shares Outstanding
Trustee Nominee Name	Shares	%	%	Shares	%	%
Ashley Toomey Rabun	827,129,737.221	93.884%	64.642%	53,885,229.201	6.116%	4.211%
William H. Young	829,469,192.220	94.150%	64.825%	51,545,774.202	5.850%	4.028%
James E. Ross	872,416,952.851	99.025%	68.182%	8,598,013.571	0.975%	0.671%
Jill I. Mavro	872,376,298.228	99.020%	68.178%	8,638,668.194	0.980%	0.675%
Maureen Quill	873,652,842.444	99.165%	68.278%	7,362,123.978	0.835%	0.575%

Note: Record date Shares 1,279,552,379.149

Shares voted: 881,014,966.422

% Total Shares Voted: 68.853%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies are included in Item 7, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on September 15-17, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and Wealthfront Strategies LLC (the “Advisor”) with respect to the Wealthfront Treasury Money Market Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the Fund; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s U.S. Fund Money-Market Taxable category (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Wealthfront Treasury Money Market Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Nature, Extent, and Quality of Services

The Board considered the nature, extent, and overall quality of services to be provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in the day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.07% and 0.10%, respectively. The Trustees considered that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s proposed advisory fee was not in the highest quartile of those funds in the Peer Group.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Advisor to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next reviewed the estimated profitability to the Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account estimated assets of $1 billion. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the anticipated profit of the Advisor from its relationship with the Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during the Fund’s initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/9/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	7/9/2026